REVERSE STOCK SPLIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
REVERSE STOCK SPLIT
NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972.  The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.

NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972. The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.